Investments in Available-for-Sale Securities	5 Months Ended
Dec. 31, 2016
Available-For-Sale Securities [Abstract]
Available For Sale Securities Disclosure [Text Block]
6.  Investments in Available-for-Sale Securities

The Company maintained an investment portfolio consisting of available-for-sale-securities during the period ended December 31, 2016, which it had acquired through the Recapitalization.  All available-for-sale-securities either matured or were liquidated prior to December 31, 2016.